Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰
VAT recoverable	$23,360,510	$9,991,877
Receivable from Ningbo Litong (Note 22)	-	2,740,970
Customs deposits for imported inventories	27,398,747	29,102,193
Others	9,887,358	4,143,388

	$60,646,615	$45,978,428

As of December 31,
2011	2010
VAT recoverable	$9,991,877	$21,953,590
Receivable from Ningbo Litong (Note 24)	2,740,970	2,217,854
Customs deposits for imported inventories	29,102,193	1,972,682
Other	4,143,388	2,464,707

	$45,978,428	$28,608,833